Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes To Financial Statements [Abstract]
Number of reportable business segments									2
Segment Reporting Information [Line Items]
Revenues, net from continuing operations	$ 1,576,754	$ 1,542,827	$ 1,548,203	$ 1,509,791	$ 1,511,802	$ 1,474,691	$ 1,473,524	$ 1,440,057	$ 6,177,575		$ 5,900,074		$ 5,480,799
Inter-segment revenues									23,922		25,692		20,572
Adjusted operating cash flow from continuing operations									2,123,385		2,027,525		1,871,878
Depreciation and amortization (including impairments) included in continuing operations									(887,092)		(916,408)		(1,333,101)
Share-based compensation expense included in continuing operations									(50,289)		(49,820)		(36,334)
Restructuring credits (expense) included in continuing operations									58		(5,583)		(3,049)
Operating income (loss) from continuing operations	269,920	308,441	328,988	278,713	284,741	287,588	260,948	222,437	1,186,062		1,055,714		499,394
Capital expenditures									823,245		737,524		830,332
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating income for reportable segments									1,473,724		1,316,528		1,100,334
Other operating loss									(287,662)		(260,814)		(600,940)
Operating income	269,920	308,441	328,988	278,713	284,741	287,588	260,948	222,437	1,186,062		1,055,714		499,394
Items excluded from operating income (loss) [Abstract]
Interest expense									(711,293)		(673,192)		(695,006)
Gain on sale of programming interests, net									2,051		0		0
Gain (loss) on investments, net									109,813		(977)		(33,176)
Gain (loss) on equity derivative contracts, net									(72,044)		631		51,772
Loss on interest rate swap contracts, net									(85,013)		(75,631)		(202,840)
Loss on extinguishment of debt and write-off of deferred financing costs									(110,049)		(73,457)		0
Miscellaneous, net									1,447		543		885
Income (loss) from continuing operations before income taxes									321,516		237,009		(371,690)
Telecommunications Services [Member]
Segment Reporting Information [Line Items]
Revenues, net from continuing operations									5,735,522		5,431,500		5,165,367
Inter-segment revenues									2,500		2,900		1,320
Adjusted operating cash flow from continuing operations									2,331,638		2,204,195		2,014,371
Depreciation and amortization (including impairments) included in continuing operations									(824,029)		(856,919)		(890,912)
Share-based compensation expense included in continuing operations									(33,885)		(30,748)		(23,125)
Restructuring credits (expense) included in continuing operations									0		0		0
Operating income (loss) from continuing operations									1,473,724		1,316,528		1,100,334
Capital expenditures									779,928		696,492		783,711
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income									1,473,724		1,316,528		1,100,334
Other [Member]
Segment Reporting Information [Line Items]
Revenues, net from continuing operations									465,975		494,266		336,004
Inter-segment revenues									21,422		22,792		19,252
Adjusted operating cash flow from continuing operations									(208,253)		(176,670)		(142,493)
Depreciation and amortization (including impairments) included in continuing operations									(63,063)	[1]	(59,489)	[1]	(442,189)	[1]
Share-based compensation expense included in continuing operations									(16,404)		(19,072)		(13,209)
Restructuring credits (expense) included in continuing operations									58		(5,583)		(3,049)
Operating income (loss) from continuing operations									(287,662)		(260,814)		(600,940)
Capital expenditures									43,317		41,032		46,621
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income									(287,662)		(260,814)		(600,940)
Inter-segment eliminations [Member]
Segment Reporting Information [Line Items]
Revenues, net from continuing operations									(23,922)		(25,692)		(20,572)
CSC Holdings [Member]
Segment Reporting Information [Line Items]
Revenues, net from continuing operations	1,576,754	1,542,827	1,548,203	1,509,791	1,511,802	1,474,691	1,473,524	1,440,057	6,177,575		5,900,074		5,480,799
Depreciation and amortization (including impairments) included in continuing operations									(887,092)		(916,408)		(1,333,101)
Restructuring credits (expense) included in continuing operations									58		(5,583)		(3,049)
Operating income (loss) from continuing operations	269,920	308,441	328,988	278,713	284,741	287,588	260,948	222,437	1,186,062		1,055,714		499,394
Capital expenditures									823,245		737,524		830,332
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	269,920	308,441	328,988	278,713	284,741	287,588	260,948	222,437	1,186,062		1,055,714		499,394
Items excluded from operating income (loss) [Abstract]
Interest expense									(531,210)		(559,072)		(569,132)
Interest income									366		2,995		6,690
Intercompany interest income									60,506		62,405		26,155
Gain on sale of programming interests, net									2,051		0		0
Gain (loss) on investments, net									109,813		(977)		(33,176)
Gain (loss) on equity derivative contracts, net									(72,044)		631		51,772
Loss on interest rate swap contracts, net									(85,013)		(75,631)		(202,840)
Loss on extinguishment of debt and write-off of deferred financing costs									0		(72,870)		0
Miscellaneous, net									1,433		543		881
Income (loss) from continuing operations before income taxes									671,964		413,738		(220,256)
Cablevision [Member]
Segment Reporting Information [Line Items]
Revenues, net from continuing operations									0		0		0
Operating income (loss) from continuing operations									0		0		0
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income									0		0		0
Items excluded from operating income (loss) [Abstract]
Interest expense									(180,083)		(114,120)		(125,874)
Interest income									176		383		591
Intercompany interest expense									(60,506)		(62,405)		(26,155)
Loss on extinguishment of debt and write-off of deferred financing costs									(110,049)		(587)		0
Miscellaneous, net									14		0		4
Income (loss) from continuing operations before income taxes									$ 69,981		$ 53,027		$ (309,309)

[1]	See Note 6 for additional information relating to Newsday impairment charges recorded in 2008.